UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
DTF Tax-Free Income Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1 –	Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 7/31/2007 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	145.9%
		Alabama	6.1%
		DCH Health Care Auth. Rev.
$1,000		5.125%, 6/1/36		$1,005,930
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		3,087,990
2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		2,157,813
1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		1,952,307

				8,204,040

		California	21.6%
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,170,683
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,224,660
		Golden State Tobacco Securitization Corp. Rev.,
2,000		5.125%, 6/1/47, Ser. A-1		1,864,000
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,069,360
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,040,450
1,000		5.375%, 7/1/21, Ser. A-A-2, M.B.I.A.		1,050,100
		Metro Wtr. Dist. Southern California
		Waterworks Rev.,
1,500		5.00%, 10/1/29, Ser. B-3, M.B.I.A.		1,554,720
		Pomona Sngl. Fam. Mtge. Rev.,
1,375	(b)	7.375%, 8/1/10, Ser. B, GNMA Collateral
		Escrowed to maturity		1,437,590
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A, GNMA Collateral
		Escrowed to maturity		3,341,875
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		10,827,354
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		576,555

				29,157,347

		Connecticut	3.4%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		1,011,690
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		3,547,705

				4,559,395

		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C.		1,539,090

Principal Amount (000)		Description (a)		Value
		Florida	12.5%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
$1,005		5.00%, 4/1/34		$1,000,528
		Dade Cnty. Wtr. & Swr. Sys. Rev.,
3,000		5.25%, 10/1/26, F.G.I.C.		3,035,160
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,170		5.125%, 10/1/19		1,179,945
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,354,910
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
2,000		5.125%, 11/15/32, Ser. G		2,012,340
		Miami-Dade Cnty. Stormwater Util. Rev.,
2,000		5.00%, 4/1/27, M.B.I.A.		2,069,360
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A, F.S.A.
		Prerefunded 10/1/09 @ $101		5,173,700

				16,825,943

		Georgia	16.5%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,406,727
2,615	(b)	5.00%, 11/1/29, F.G.I.C.
		Prerefunded 5/1/09 @ $101		2,680,636
715		5.00%, 11/1/38, F.G.I.C.		719,555
785	(b)	5.00%, 11/1/38, F.G.I.C.
		Prerefunded 5/1/09 @ $101		804,703
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,138,960
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,199,320
		Georgia Mun. Elec. Auth. Pwr. Rev.,
145	(b)	6.40%, 1/1/13, Ser. Y, A.M.B.A.C.
		Escrowed to maturity		158,952
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,669,677
30	(b)	6.40%, 1/1/13, A.M.B.A.C.
		Prerefunded 1/1/11 @ $100		32,476
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,465,525

				22,276,531

		Hawaii	1.5%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		2,005,360

		Idaho	0.5%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
415		6.65%, 7/1/14, Ser. B		424,010
288		6.60%, 7/1/27, Ser. B, F.H.A.		294,131

				718,141

		Illinois	5.0%
		Chicago Gen. Oblig.,
4,000		6.25%, 1/1/11, A.M.B.A.C.		4,213,440
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		479,465
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,032,400
		Illinois Fin. Auth. Education Rev.,
1,000		5.375%, 9/1/32, Ser. C., A.C.A.		1,029,370

				6,754,675

Principal Amount (000)		Description (a)		Value
		Indiana	5.7%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,500,350
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A, M.B.I.A.
		Prerefunded 7/1/12 @ $100		2,231,439

				7,731,789

		Iowa	0.7%
		Des Moines Wtr. Rev.,
1,000		4.375%, 12/1/26, M.B.I.A.		975,090

		Kentucky	3.0%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,031,980
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.00%, 10/1/30		990,450
1,000		5.25%, 10/1/36		1,008,610

				4,031,040

		Massachusetts	6.3%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,034,320
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,501,080
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,387,805
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,503,850

				8,427,055

		Michigan	3.1%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24, F.G.I.C.
		Prerefunded 7/1/11 @ $100		2,121,840
2,000		5.00%, 7/1/30, F.G.I.C.		2,036,900

				4,158,740

		Nebraska	4.1%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,654,600
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,832,275

				5,486,875

		Nevada	3.4%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		1,446,816
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		3,090,720

				4,537,536

		New Jersey	4.0%
		New Jersey Econ. Dev. Auth. Rev.,
1,000		4.95%, 3/1/47		982,400
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,169,660
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,172,000

				5,324,060

Principal Amount (000)		Description (a)		Value
		New York	8.9%
		Albany Industrial Dev. Agy. Rev.,
$1,000		5.00%, 4/1/32, Ser. A		$964,230
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
4,000	(b)	5.25%, 12/1/26, Ser. A, M.B.I.A.
		Prerefunded 6/1/08 @ $101		4,092,440
800		5.00%, 12/1/35, Ser. B		825,312
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		1,047,820
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,104,200

				12,034,002

		Ohio	3.5%
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,010,830
		Ohio St. Air Quality Dev. Auth. Rev.,
1,000		4.80%, 9/1/36, Ser. A, F.G.I.C.		985,000
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,757,691

				4,753,521

		Pennsylvania	2.3%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		2,033,560
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		992,450

				3,026,010

		Puerto Rico	0.8%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,043,890

		South Carolina	1.2%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28, F.G.I.C.
		Prerefunded 6/1/14 @ $100		1,620,360

		Tennessee	1.2%
		Tennessee Energy Acquisition Corp. Rev.,
1,500		5.25%, 9/1/20, Ser. A		1,567,920

		Texas	18.8%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		978,430
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,550,625
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,051,520
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		1,997,740
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,659,791
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,794,721
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
		Prerefunded 12/1/10 @ $100		1,563,120
3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
		Prerefunded 12/1/09 @ $100		3,591,735
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		2,032,960
		San Antonio Elec. & Gas Rev.,
2,595		5.00%, 2/1/18, Ser. A		2,647,497
1,405	(b)	5.00%, 2/1/18, Ser. A
		Prerefunded 2/1/09 @ 101		1,443,947
		University North Texas Rev.,
1,000		4.50%, 4/15/25, F.G.I.C.		985,530

				25,297,616

Principal Amount (000)	Description (a)		Value
	Virginia	4.1%
	Henrico Cnty. Wtr. & Swr. Rev.,
$3,985	5.00%, 5/1/28		$4,081,796
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		1,437,270

			5,519,066

	Washington	2.3%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, M.B.I.A.		509,425
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, F.G.I.C.		2,562,650

			3,072,075

	West Virginia	1.1%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,500,900

	Wyoming	3.2%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,351,640

	Total long-term investments
	(cost $182,865,237)		196,499,707

Shares	SHORT-TERM INVESTMENT	0.6%
848,918	Goldman Sachs Tax Exempt
	Money Market Fund
	(cost $848,918)		$848,918

	Total Investments	146.5%
	(cost $183,714,155)		197,348,625

	Other assets in excess of liabilities	1.8%	2,375,609

	Liquidation value of remarketed preferred stock	(48.3%)	(65,000,000)

	Net Assets Applicable to Common Stock	100.0%	$134,724,234

	Net asset value per share of common stock ($134,724,234 / 8,507,456)		$15.84

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.C.A. - ACA Financial Guaranty

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A. - Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

P.S.F. - Texas Permanent School Fund.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $3,547,705 or 2.6% of net assets applicable to common stock.

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2007 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$183,138,167	$14,659,643	$449,185	$14,210,458

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov)

Item 2 –	Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer

Date	September 26, 2007

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 26, 2007